Organization, Business and Going Concern	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Organization, Business And Going Concern [Abstract]
Organization, Business and Going Concern
1.	Organization, Business and Going Concern

Lexaria Bioscience Corp. (“Lexaria”, or the “Company”) was formed on December 9, 2004 under the laws of the State of Nevada. In March of 2014, the Company began work in the fields of enhanced delivery of active ingredients and drugs. In May 2016, the Company commenced out-licensing its patented DehydraTECH™ technology (the “Technology”) for improved delivery of bioactive compounds that promotes healthy ingestion methods, lower overall dosing and higher effectiveness in active molecule delivery. The Company has its office in Kelowna, BC, Canada.

The Company’s unaudited interim consolidated financial statements included herein have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with United States generally accepted accounting principles (US GAAP) have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. Interim results are not necessarily indicative of results for a full year.

These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated annual financial statements and notes thereto included in our annual report filed on Form 10-K for the year ended August 31, 2020.

The Company’s unaudited interim consolidated financial statements have been prepared in accordance with US GAAP applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The recurring losses from operations and net capital deficiency raise substantial doubt about the Company’s ability to continue as a going concern.

The Company requires additional funds or revenues to maintain its operations and developments. Management’s plans in this regard are to raise equity and debt financing as required, but there is no certainty that such financing will be available or that it will be available at acceptable terms. The outcome of these matters cannot be predicted at this time.

In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak and any related adverse public health developments may adversely affect workforces, economies, and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or results of operations at this time.

During November of 2020, our Board of Directors ("Board") approved a plan to sell the businesses assets underlying our Canpharm THC related segment. As a result, the related financial results were reflected in our consolidated statement of income, retrospectively, as discontinued operations beginning in the first quarter of fiscal 2021. On November 18, 2020, we signed a definitive agreement to sell the assets. As at November 30, 2020, the transaction was pending final approval from the TSX Venture Exchange. As a result, the related assets and liabilities associated with the discontinued operations in the prior year consolidated balance sheet are classified as discontinued operations. See "Note 21 - Discontinued Operations" for additional information.

Subsequent to November 30, 2020, the Company approved a 1:30 reverse stock split with no fractional shares issued.  All share and per share information within these condensed interim consolidated financial statements have been retroactively restated to reflect the effects of the approved reversed stock split.

1.	Organization, Business and Going Concern

Lexaria Bioscience Corp. (“Lexaria”, or the “Company”) was formed on December 9, 2004 under the laws of the State of Nevada. In March of 2014, the Company began its entry into the bioscience and alternative health and wellness business. In May 2016, the Company commenced out-licensing its patented DehydraTECH™ technology (“DehydraTECH”) for improved delivery of bioactive compounds that promotes healthy ingestion methods, lower overall dosing and higher effectiveness in active molecule delivery. The Company has its office in Kelowna, BC, Canada.

The Company’s consolidated financial statements included herein have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission and in accordance with accounting principles generally accepted in the United States (US GAAP) applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The recurring losses from operations and net capital deficiency raise substantial doubt about the Company’s ability to continue as a going concern.

The Company requires additional funds to maintain its operations and developments. Management’s plans in this regard are to raise equity and debt financing as required, but there is no certainty that such financing will be available or that it will be available at acceptable terms. The outcome of these matters cannot be predicted at this time.

In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak and any related adverse public health developments may adversely affect workforces, economies, and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or results of operations at this time.